Discontinued Operations	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Assets and Liabilities Held for Sale [Abstract]
Discontinued Operations
43. DISCONTINUED OPERATIONS
Discontinued operations
Transfer of the CIB business
Santander UK plc transferred a significant part of its Corporate & Investment Banking business to the London branch of Banco Santander SA under a Part VII banking business transfer scheme, which completed on 11 October 2021. The residual parts of the Corporate & Investment Banking business have been wound down or transferred to other segments.
At 31 December 2021, the Corporate & Investment Banking business met the requirements for presentation as discontinued operations.
The financial performance and cash flow information relating to the discontinued operations were as follows:

	2021	2020	2019
	£m	£m	£m
Net interest income	32	55	68
Net fee and commission income	35	66	63
Other operating income	2	2	8
Total operating income	69	123	139
Operating expenses before credit impairment losses, provisions and charges	(33)	(62)	(60)
Credit impairment losses	11	(7)	(22)
Provisions for other liabilities and charges	(4)	(9)	(16)
Total operating credit impairment losses, provisions and charges	7	(16)	(38)
Profit from discontinued operations before tax	43	45	41
Tax on profit from discontinued operations	(12)	(13)	(11)
Profit from discontinued operations after tax	31	32	30
Of the £2,784m of assets and £6,517m of liabilities relating to the Corporate & Investment Banking business at 31 December 2020 (see Note2):
£1.9bn of assets and £2.1bn of liabilities were transferred to the London branch of Banco Santander SA under a Part VII banking business transfer scheme, which completed on 11 October 2021, in exchange for a net cash payment of £0.2bn;
£1.0bn of liabilities were transferred elsewhere within Santander UK; and
–The remaining business either matured or customers closed their accounts.
There were no gains or losses recognised on the measurement to fair value less costs to sell or on the disposal of the asset groups constituting the discontinued operations.
In 2021, the net cash flows attributable to the operating activities, investing activities and financing activities in respect of discontinued operations were £3,612m outflow (2020: £1,815m outflow, 2019: £1,033m inflow), £nil (2020: £nil, 2019: £nil) and £nil (2020: £nil, 2019: £nil), respectively.